Merchandise Inventories, Net - Schedule of Merchandise Inventories, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	$ 14,433,760	$ 4,370,803
Luxury products [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	10,620,771	364,856
Beauty products [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	2,289,411	2,358,327
Other products [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	1,032,295	1,019,066
Health products [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	$ 491,283	$ 628,554